UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
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Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBC Capital Markets Arbitrage
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Address:  One Liberty Plaza
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          165 Broadway
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          New York, NY 10006
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Form 13F File Number: 28-11273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Penn
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Title:   Regulatory Counsel
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Phone:   212-858-7116
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Signature, Place, and Date of Signing:

/s/ John Penn                New York, NY          August 13, 2010
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[Signature]                  [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE.  (Check here if no holdings reported are in this report, and all
    holdings are reported by other reporting      manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File             Number Name
       28-11396                  Royal Bank of Canada